INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes paid (refund) [abstract]
Loss before income taxes	$ (4,622,297)	$ (2,101,886)	$ (1,355,417)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	$ (1,248,020)	$ (567,509)	$ (365,963)
Items not deductible for income tax purposes	413,516	263,791	34,640
Under provision of taxes in prior years	63,706	(174,600)	49,298
Change in timing differences	79,743	242,678	234,499
Impact of foreign exchange on tax assets and liabilities	59,914	(18,970)	44,097
Unused tax losses and tax offsets not recognized	847,064	399,572	147,036
Income tax expense	215,923	144,962	143,607
Texas margin tax and branch tax	20,530	25,513	22,424
Income tax expense	$ 236,453	$ 170,475	$ 166,031